TEKLA HEALTHCARE OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(Unaudited)

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) (b) - 1.4% of Net Assets

	Biotechnology — 1.3%
911,124	Decipher Biosciences, Inc. Series II, 8.00%	$1,178,083
905,797	Decipher Biosciences, Inc. Series III, 8.00%	1,967,391
1,106,444	Galera Therapeutics, Inc. Series C, 6.00%	2,449,999
264,833	Oculis SA, Series B2 (c)	2,258,758
2,538,462	Rainier Therapeutics, Inc. Series A, 6.00%	1,650,000
1,470,588	Rainier Therapeutics, Inc. Series B, 6.00%	1,100,000
		10,604,231
	Health Care Equipment & Supplies — 0.1%
383,470	IlluminOss Medical, Inc. Junior Preferred, 8.00%	383,470
407,078	IlluminOss Medical, Inc. Series AA, 8.00%	407,078
21,388	IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
21,885	IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
32,792	IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
5,968	IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
9,423	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
27,356	IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
21,885	IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00)	0
10,942	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
		790,548
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $13,022,055)	11,394,779

PRINCIPAL AMOUNT

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 20.1% of Net Assets

	Convertible Notes (Restricted)(a) — 0.2%

	Biotechnology — 0.1%
$417,280	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	417,280
417,280	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	417,280
		834,560
	Health Care Equipment & Supplies — 0.1%
23,872	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	23,872
87,539	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	87,539
109,424	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	109,424
85,552	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	85,552

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	Health Care Equipment & Supplies — continued
$131,169	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	$131,169
43,770	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	43,770
87,539	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	87,539
37,693	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	37,693
		606,558
	TOTAL CONVERTIBLE NOTES	1,441,118

	Non-Convertible Notes — 19.9%

	Biotechnology — 3.6%
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	5,668,869
2,200,000	Amgen, Inc., 3.20% due 11/2/27	2,247,121
10,000,000	Amgen, Inc., 3.63% due 05/15/22	10,316,262
840,000	Biogen, Inc., 3.63% due 09/15/22	867,032
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	10,133,042
		29,232,326
	Health Care Equipment & Supplies — 2.4%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,189,490
2,413,000	Becton, Dickinson and Co., 3.70% due 06/6/27	2,519,603
5,000,000	Medtronic, Inc., 3.50% due 03/15/25	5,303,174
3,500,000	Stryker Corp., 3.65% due 03/7/28	3,713,803
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,751,546
		19,477,616
	Health Care Providers & Services — 9.4%
6,393,000	Acadia Healthcare Co., Inc., 5.13% due 07/1/22	6,424,965
10,500,000	Anthem, Inc., 3.50% due 08/15/24	10,904,308
3,500,000	Anthem, Inc., 4.65% due 08/15/44	3,836,723
2,100,000	CVS Health Corp., 3.70% due 03/9/23	2,171,707
3,600,000	CVS Health Corp., 4.30% due 03/25/28	3,796,121
2,100,000	CVS Health Corp., 4.78% due 03/25/38	2,190,665
3,700,000	CVS Health Corp., 5.05% due 03/25/48	3,940,941
3,125,000	Encompass Health Corp., 5.75% due 11/1/24	3,182,187
2,100,000	Express Scripts Holding Co., 3.50% due 06/15/24	2,162,662
8,250,000	Express Scripts Holding Co., 6.13% due 11/15/41	10,078,997
4,850,000	HCA Healthcare, Inc., 6.25% due 02/15/21	5,080,375
2,750,000	Tenet Healthcare Corp., 4.63% due 07/15/24	2,784,375
2,100,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	2,131,025
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	5,421,738
10,500,000	UnitedHealth Group Inc., 4.38% due 03/15/42	11,622,621
		75,729,410
	Healthcare Services — 0.3%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/1/25	2,172,000
		2,172,000

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	Life Sciences Tools & Services — 0.3%
$2,100,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	$2,150,014
		2,150,014
	Pharmaceuticals — 3.9%
4,750,000	AstraZeneca PLC, 6.45% due 09/15/37 (c)	6,488,712
5,500,000	Bristol-Myers Squibb Co, 3.20% due 06/15/26(d)	5,714,559
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29(d)	2,198,577
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,262,130
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,301,121
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,162,875
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	8,574,373
		31,702,347
	TOTAL NON-CONVERTIBLE NOTES	160,463,713
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $157,934,204)	161,904,831

SHARES

	COMMON STOCKS AND WARRANTS - 99.9% of Net Assets

	Biotechnology — 17.0%
287,086	AbbVie, Inc. (e)	20,876,894
43,803	Alexion Pharmaceuticals, Inc. (b)	5,737,317
140,617	Amgen Inc. (e)	25,912,901
125,179	Atreca, Inc. (Restricted) (a)	2,122,530
61,250	Atreca, Inc.(b)	1,153,950
20,759	Biogen Inc. (b)	4,854,907
204,109	Celgene Corp. (b)	18,867,836
35,093	Esperion Therapeutics, Inc. (b) (e)	1,632,526
116,040	Exelixis, Inc. (b)	2,479,775
17,621	Galapagos NV (b) (f)	2,271,876
318,390	Gilead Sciences, Inc. (e)	21,510,428
54,033	Incyte Corp. (b) (e)	4,590,644
11,459	Ligand Pharmaceuticals, Inc. (b) (e)	1,308,045
40,093	Nektar Therapeutics (b)	1,426,509
8,836	Neurocrine Biosciences, Inc. (b) (e)	746,024
226,241	Pieris Pharmaceuticals, Inc. (b)	1,063,333
40,496	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	67,628
20,248	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	43,938
12,196	Puma Biotechnology, Inc. (b)	155,011
23,521	Regeneron Pharmaceuticals, Inc. (b) (e)	7,362,073
70,659	Vertex Pharmaceuticals Inc. (b) (e)	12,957,447
		137,141,592

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Health Care Equipment & Supplies — 15.7%
341,872	Abbott Laboratories (e)	$28,751,435
16,384	ABIOMED, Inc. (b) (e)	4,267,868
107,126	Baxter International, Inc.	8,773,619
42,835	Becton, Dickinson and Co.	10,794,848
73,471	DENTSPLY Sirona, Inc.	4,287,768
41,429	Edwards Lifesciences Corp. (b)	7,653,593
17,402	Hologic, Inc. (b)	835,644
21,498	IDEXX Laboratories, Inc. (b)	5,919,044
14,000	Inogen, Inc. (b)	934,640
14,072	LivaNova plc (b)	1,012,621
15,881	Masimo Corp. (b)	2,363,410
272,291	Medtronic plc (e)	26,518,420
24,997	Natus Medical, Inc. (b) (e)	642,173
9,168	STERIS plc (b)	1,364,932
50,068	Stryker Corp.	10,292,979
6,379	Teleflex Inc.	2,112,406
22,869	Varian Medical Systems, Inc. (b)	3,113,157
26,721	Wright Medical Group N.V. (b) (e)	796,820
53,324	Zimmer Biomet Holdings, Inc. (e)	6,278,368
		126,713,745
	Health Care Providers & Services — 15.5%
65,768	Acadia Healthcare Co., Inc. (b)	2,298,592
52,922	Anthem, Inc. (e)	14,935,118
10,640	Charles River Laboratories International, Inc. (b)	1,509,816
74,651	Cigna Corp. (b) (e)	11,761,265
109,035	Community Health Systems, Inc. (b)	291,123
329,936	CVS Health Corp. (e)	17,978,213
127,901	Diplomat Pharmacy, Inc. (b)	778,917
65,635	HCA Healthcare, Inc.	8,871,883
31,810	HealthEquity, Inc. (b)	2,080,374
33,527	Humana, Inc.	8,894,713
141,136	Tenet Healthcare Corp. (b)	2,915,870
200,778	UnitedHealth Group, Inc. (e)	48,991,840
13,686	WellCare Health Plans, Inc. (b)	3,901,468
		125,209,192
	Healthcare Services — 0.4%
17,903	Laboratory Corporation of America Holdings (b)	3,095,429

	Life Sciences Tools & Services — 4.9%
33,600	Agilent Technologies, Inc.	2,508,912
23,856	Illumina, Inc. (b)	8,782,586
19,700	PRA Health Sciences, Inc. (b) (e)	1,953,255
90,193	Thermo Fisher Scientific, Inc. (e)	26,487,880
		39,732,633

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Medical Devices and Diagnostics — 7.2%
19,377	Align Technology, Inc. (b) (e)	$5,303,485
391,203	Boston Scientific Corp. (b) (e)	16,813,905
92,611	Danaher Corp. (e)	13,235,964
33,083	Intuitive Surgical, Inc. (b) (e)	17,353,688
19,824	Quest Diagnostics, Inc.	2,018,281
27,547	ResMed, Inc.	3,361,560
		58,086,883
	Pharmaceuticals — 33.4%
91,159	Allergan plc (e)	15,262,751
87,374	AmerisourceBergen Corp.	7,449,507
427,584	Bristol-Myers Squibb Co. (e)	19,390,934
656,921	Egalet Corp. (a) (b) (g)	1,011,658
135,646	Eli Lilly & Co. (e)	15,028,220
12,230	IQVIA Holdings, Inc. (b)	1,967,807
551,542	Johnson & Johnson (e)	76,818,770
61,443	McKesson Corp. (e)	8,257,325
58,729	Medicines Company (The) (b)	2,141,847
589,823	Merck & Co., Inc. (e)	49,456,659
112,651	Mylan N.V. (b) (e)	2,144,875
1,254,483	Pfizer, Inc. (e)	54,344,204
352,804	Teva Pharmaceutical Industries Ltd. (b) (c) (f)	3,256,381
117,657	Zoetis, Inc. (e)	13,352,893
		269,883,831
	Real Estate Investment Trusts — 5.8%
126,122	LTC Properties, Inc.	5,758,731
119,109	Medical Properties Trust, Inc.	2,077,261
105,543	New Senior Investment Group Inc.	709,249
223,295	Omega Healthcare Investors, Inc.	8,206,091
248,608	Physicians Realty Trust	4,335,724
395,119	Sabra Health Care REIT, Inc.	7,779,893
293,879	Senior Housing Properties Trust	2,430,379
76,246	Ventas, Inc.	5,211,414
127,462	Welltower, Inc.	10,391,977
		46,900,719
	TOTAL COMMON STOCKS AND WARRANTS (Cost $749,481,427)	806,764,024

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	SHORT-TERM INVESTMENT - 5.8% of Net Assets
$46,971,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $46,971,000, 0.50%, dated , due 07/01/19 (collateralized by U.S. Treasury Notes 1.875%, due 03/31/22, market value $47,913,345)	$46,971,000
	TOTAL SHORT-TERM INVESTMENT (Cost $46,971,000)	46,971,000

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)

	OPTION CONTRACTS PURCHASED — 0.0% of Net Assets

	CALL OPTION CONTRACTS PURCHASED - 0.0% of Net Assets
65/2,340,000	Biogen, Inc. Jun20 360 Call	29,250
2,500/12,500,000	Bristol-Myers Squibb Co. Jan20 50 Call	337,500
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premiums paid $1,445,487)	366,750

	CALL OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets
342/(2,975,400)	Abbott Laboratories Jul19 87 Call	(14,364)
287/(2,310,350)	AbbVie, Inc. Jul19 80.5 Call	(4,592)
32/(864,000)	ABIOMED, Inc. Jul19 270 Call	(12,800)
18/(531,000)	Align Technology, Inc. Jul19 295 Call	(4,815)
114/(1,573,200)	Allergan plc Jul19 138 Call	(342,855)
142/(2,698,000)	Amgen, Inc. Jul19 190 Call	(23,430)
43/(1,290,000)	Anthem, Inc. Jul19 300 Call	(3,182)
391/(1,700,850)	Boston Scientific Corp. Jul19 43.5 Call	(20,723)
2,500/(15,000,000)	Bristol-Myers Squibb Co. Jan20 60 Call	(42,500)
74/(1,239,500)	Cigna Corp. Jul19 167.5 Call	(7,104)
329/(1,809,500)	CVS Health Corp. Jul19 55 Call	(33,558)
92/(1,334,000)	Danaher Corp. Jul19 145 Call	(17,940)
135/(1,620,000)	Eli Lilly & Co. Jul19 120 Call	(3,105)
176/(968,000)	Esperion Therapeutics, Inc. Jul19 55 Call	(3,520)
318/(2,226,000)	Gilead Sciences, Inc. Jul19 70 Call	(17,172)
79/(750,500)	Incyte Corp. Jul19 95 Call	(4,740)
33/(1,773,750)	Intuitive Surgical, Inc. Jul19 537.5 Call	(26,070)
551/(7,989,500)	Johnson & Johnson Jul19 145 Call	(30,305)
72/(864,000)	Ligand Pharmaceuticals, Inc. Jul19 120 Call	(15,480)
102/(1,397,400)	Mckesson Corp. Jul19 137 Call	(17,085)
272/(2,747,200)	Medtronic plc Jul19 101 Call	(6,528)
119/(1,041,250)	Merck & Co., Inc. Jul19 87.5 Call	(2,142)
21/(42,000)	Mylan N.V. Jul19 20 Call	(609)
178/(445,000)	Natus Medical, Inc Jul19 25 Call	(21,360)
85/(765,000)	Neurocrine Biosciences, Inc. Jul19 90 Call	(9,350)

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)		VALUE

	CALL OPTIONS CONTRACTS WRITTEN — Continued
1,256/(5,589,200)	Pfizer, Inc. Jul19 44.5 Call	$(33,912)
36/(360,000)	Pra Health Sciences, Inc. Jul19 100 Call	(4,950)
16/(528,000)	Regeneron Pharmaceuticals, Inc. Jul19 330 Call	(5,680)
90/(2,700,000)	Thermo Fisher Scientific, Inc. Jul19 300 Call	(26,550)
200/(5,050,000)	Unitedhealth Group, Inc. Jul19 252.5 Call	(52,200)
70/(1,330,000)	Vertex Pharmaceuticals, Inc. Jul19 190 Call	(15,400)
250/(750,000)	Wright Medical Group N.V. Jul19 30 Call	(20,625)
47/(564,000)	Zimmer Biomet Holdings, Inc. Jul19 120 Call	(4,230)
117/(1,357,200)	Zoetis, Inc. Jul19 116 Call	(9,945)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $1,157,015)	(858,821)
	PUT OPTION CONTRACTS WRITTEN — 0.0%
2,500/(10,000,000)	Bristol-Myers Squibb Co., Jan20 40 Put	$(365,000)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premiums received $667,491)	(365,000)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $1,824,506)	(1,223,821)
	TOTAL INVESTMENTS - 127.1% (Cost $967,029,667)	1,026,177,563
	OTHER LIABILITIES IN EXCESS OF ASSETS - (27.1)%	(218,790,918)
	NET ASSETS - 100%	$807,386,645

(a)              Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(b)              Non-income producing security.

(c)               Foreign security.

(d)              Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)               A portion of security is pledged as collateral for call options written.

(f)                American Depository Receipt

(g)               Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $1,011,658).

The accompanying notes are an integral part of this Schedule of Investments.

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used.  Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2019, the cost of securities for Federal income tax purposes was $968,109,405. The net unrealized gain on securities held by the Fund was $58,068,158, including gross unrealized gain of $151,158,457 and gross unrealized loss of $93,090,299.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the nine months ended June 30, 2019 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2018		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2019
Egalet Corp.	$700,000	*	$—	$—	$—	$311,658	$1,011,658
	$700,000		$—	$—	$—	$311,658	$1,011,658

* Not an affiliate at September 30, 2018

	Shares/Principal Amount as of June 30, 2019	Dividend/Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Egalet Corp.	656,921	$—	$—
	656,921	$—	$—

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$—	$—	$10,604,231	$10,604,231
Health Care Equipment & Supplies	—	—	790,548	790,548
Convertible Notes
Biotechnology	—	—	834,560	834,560
Health Care Equipment & Supplies	—	—	606,558	606,558
Non-convertible Notes
Biotechnology	—	29,232,326	—	29,232,326
Health Care Equipment & Supplies	—	19,477,616	—	19,477,616
Health Care Providers & Services	—	75,729,410	—	75,729,410
Healthcare Services	—	2,172,000	—	2,172,000
Life Sciences Tools & Services	—	2,150,014	—	2,150,014
Pharmaceuticals	—	31,702,347	—	31,702,347
Common Stocks And Warrants
Biotechnology	137,030,026	—	111,566	137,141,592
Health Care Equipment & Supplies	126,713,745	—	—	126,713,745
Health Care Providers & Services	125,209,192	—	—	125,209,192
Healthcare Services	3,095,429	—	—	3,095,429
Life Sciences Tools & Services	39,732,633	—	—	39,732,633
Medical Devices And Diagnostics	58,086,883	—	—	58,086,883
Pharmaceuticals	268,872,173	—	1,011,658	269,883,831
Real Estate Investment Trusts	46,900,719	—	—	46,900,719
Short-term Investment	—	46,971,000	—	46,971,000
Total	$805,640,800	$207,434,713	$13,959,121	$1,027,034,634
Other Financial Instruments
Assets
Options Contracts Purchased	$366,750	$—	$—	$366,750
Liabilities
Options Contracts Written	(1,223,821)	—	—	(1,223,821)
Total	$(857,071)	$—	$—	$(857,071)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2018	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and converstions	Proceeds from sales and converstions	Net transfers in (out) of Level 3	Balance as of June 30, 2019
Convertible Preferred and Warrants
Biotechnology	$8,675,519	$193,508	$7,705,755	$(4,220,553)	$(1,749,998)	$10,604,231
Health Care Equipment & Supplies	790,548	0	0	0	0	790,548
Convertible Notes
Biotechnology	0	0	834,560	0	0	834,560
Health Care Equipment & Supplies	459,441	0	147,117	0	0	606,558
Pharmaceuticals	700,000	6,285,561	0	(6,985,561)	0	0
Common Stocks and Warrants
Biotechnology	162,591	(51,025)	0	0	0	111,566
Pharmaceuticals	0	(5,973,903)	6,985,561	0	0	1,011,658
Total	$10,788,099	$454,141	$15,672,993	$(11,206,114)	$(1,749,998)	$13,959,121

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019						$(8,023,949)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$111,566	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)

	4,981,666	Probability weighted	Discount rate	24.39%-35.63% (32.48%)
		expected return model	Price to sales multiple	3.02x-3.80x (3.24x)

	5,720,415	Market approach, recent transaction	(a)	N/A

	3,145,474	Market compareable	Discount for lack of marketability	15.00% (15.00%)
			Earnings ratio	5.55x (5.55x)
$13,959,121

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at June 30, 2019.

At June 30, 2019, the Fund had a commitment of $598,569 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Atreca, Inc. Common	09/05/18	$1,749,998	$16.96	$2,122,530
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19	4,220,551	1.29	1,178,083
Series III Cvt. Pfd	03/29/19	954,747	2.17	1,967,391
Galera Therapeutics, Inc.
Series C Cvt. Pfd	08/30/18	2,450,062	2.21	2,449,999
IlluminOss Medical, Inc.
Junior Preferred	01/21/16	132,722	1.00	383,470
Series AA Cvt. Pfd	01/21/16	284,688	1.00	407,078
Cvt. Promissory Note	04/10/19	23,872	100.00	23,872
Cvt. Promissory Note	01/11/18	87,553	100.00	87,539
Cvt. Promissory Note	09/05/18	109,424	100.00	109,424
Cvt. Promissory Note	01/28/19	85,552	100.00	85,552
Cvt. Promissory Note	03/18/17	131,289	100.00	131,169
Cvt. Promissory Note	12/20/17	43,810	100.00	43,770
Cvt. Promissory Note	02/06/18	87,539	100.00	87,539
Cvt. Promissory Note	05/10/19	37,693	100.00	37,693
Warrants (expiration 03/31/27)	03/28/17	152	0.00	0
Warrants (expiration 09/06/27)	09/05/18	0	0.00	0
Warrants (expiration 11/20/27)	11/21/17	40	0.00	0
Warrants (expiration 02/06/28)	02/06/18	0	0.00	0
Warrants (expiration 1/11/28)	01/11/18	13	0.00	0
Warrants (expiration 01/29/29)	01/28/19	0	0.00	0
Warrants (expiration 04/29/29)	04/10/19	0	0.00	0
Warrants (expiration 05/13/29)	05/10/19	0	0.00	0
Oculis SA,
Series B2 Cvt. Pfd	01/16/19	2,227,793	8.53	2,258,758
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16	1,651,214	0.65	1,650,000
Series B Cvt. Pfd	03/03/17	1,100,073	0.75	1,100,000
Cvt. Promissory Note	01/30/19	417,280	100.00	417,280
Cvt. Promissory Note	03/28/19	417,280	100.00	417,280
		$16,213,345		$14,958,427

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.